PREPAYMENTS ON VESSELS (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Prepayments On Vessels [Abstract]
Schedule of prepayments on vessels
	30 June	30 June	31 December
USDm	2019	2018	2018

Balance as of beginning of period	45.5	88.4	88.4
Additions	75.6	25.8	38.9
Transferred to vessels	-67.6	-63.9	-81.8
Carrying amount	53.5	50.3	45.5